Consolidated statement of financial position - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017
Non-current assets [abstract]
Goodwill	$ 6,805,043	$ 2,828,604
Other intangible assets	6,629,325	1,089,370
Property, plant and equipment	144,250	40,956
Investments in associates	0	11,457
Derivative asset	86,381	0
Long-term pension assets	16,678	22,031
Other non-current assets	38,790	3,093
Total non-current assets	13,720,467	3,995,511
Current assets [abstract]
Inventories	204	64
Trade and other receivables	1,272,033	289,509
Current tax receivables	24,504	1,637
Cash and cash equivalents	620,896	150,983
Current assets before assets held for sale	1,917,637	442,193
Assets classified as held for sale	1,142,451	0
Total current assets	3,060,088	442,193
Total assets	16,780,555	4,437,704
Current liabilities [abstract]
Trade and other payables	676,917	170,042
Borrowings	3,702	71,184
Finance leases	13,560	0
Provisions	57,411	20,142
Current tax liabilities	124,071	42,679
Deferred income	1,134,730	640,650
Current liabilities Before liabilities held for sale	2,010,391	944,697
Current liabilities classified as held for sale	437,699	0
Total current liabilities	2,448,090	944,697
Non-current liabilities [abstract]
Deferred income	178,064	223,786
Borrowings	4,842,178	1,490,352
Finance leases	14,923	0
Retirement benefit obligations	110,351	30,773
Long-term provisions	35,421	11,937
Other non-current liabilities	58,011	4,191
Current tax liabilities	131,048	0
Deferred tax liabilities	1,170,489	118,478
Total non-current liabilities	6,540,485	1,879,517
Total liabilities	8,988,575	2,824,214
Net assets	7,791,980	1,613,490
Capital and reserves
Share capital	65,798	39,700
Share premium account	40,961	192,145
Merger reserve	3,724,384	338,104
Capital redemption reserve	666,289	163,363
Hedging reserve	69,968	0
Retained earnings	3,275,243	902,183
Foreign currency translation deficit	(51,702)	(22,959)
Total equity attributable to owners of the parent	7,790,941	1,612,536
Non-controlling interests	1,039	954
Total equity	$ 7,791,980	$ 1,613,490